UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • March 31, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.7%)
	Aerospace & Defense (3.1%)
1,880	TransDigm Group, Inc.	$413,901
	Automobiles (6.4%)
3,058	Tesla, Inc. (a)(b)	851,041
	Biotechnology (1.3%)
778	Alnylam Pharmaceuticals, Inc. (a)	39,873
1,344	Bioverativ, Inc. (a)	73,194
1,764	Intrexon Corp. (a)(b)	34,962
810	Juno Therapeutics, Inc. (a)(b)	17,974
		166,003
	Capital Markets (7.3%)
5,192	MSCI, Inc.	504,611
3,568	S&P Global, Inc.	466,480
		971,091
	Construction Materials (1.0%)
588	Martin Marietta Materials, Inc.	128,331
	Consumer Finance (0.9%)
22,337	LendingClub Corp. (a)	122,630
	Electronic Equipment, Instruments & Components (0.5%)
827	Cognex Corp.	69,427
	Health Care Equipment & Supplies (7.0%)
2,529	DexCom, Inc. (a)	214,282
931	Intuitive Surgical, Inc. (a)	713,584
		927,866
	Health Care Technology (10.2%)
6,410	athenahealth, Inc. (a)	722,343
12,312	Veeva Systems, Inc., Class A (a)	631,359
		1,353,702
	Hotels, Restaurants & Leisure (6.3%)
5,989	Dunkin’ Brands Group, Inc.	327,478
5,344	Marriott International, Inc., Class A	503,298
		830,776
	Information Technology Services (3.7%)
4,525	Gartner, Inc. (a)	488,655
	Internet Software & Services (9.4%)
1,603	MercadoLibre, Inc. (Brazil)	338,986
30,646	Twitter, Inc. (a)	458,158
13,219	Zillow Group, Inc., Class C (a)	445,084
		1,242,228
	Life Sciences Tools & Services (6.0%)
4,678	Illumina, Inc. (a)	798,254
	Multi-Line Retail (2.5%)
4,200	Dollar Tree, Inc. (a)	329,532
	Professional Services (7.2%)
11,842	IHS Markit Ltd. (a)	496,772
5,627	Verisk Analytics, Inc. (a)	456,575
		953,347
	Semiconductors & Semiconductor Equipment (3.5%)
4,300	NVIDIA Corp.	468,399
	Software (16.5%)
4,665	Atlassian Corp., PLC, Class A (United Kingdom) (a)	139,717
1,718	Mobileye N.V. (a)	105,485
5,380	ServiceNow, Inc. (a)	470,589

2,727	Snap, Inc., Class A (a)	61,439
7,416	Splunk, Inc. (a)	461,943
2,316	Take-Two Interactive Software, Inc. (a)	137,269
9,834	Workday, Inc., Class A (a)	818,975
		2,195,417
	Textiles, Apparel & Luxury Goods (0.9%)
6,782	Under Armour, Inc., Class C (a)	124,111
	Total Common Stocks (Cost $9,306,682)	12,434,711

NUMBER OF SHARES (000)
Short-Term Investments (6.3%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.0%)
135	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	134,884

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.1%)
$12	Barclays Capital, Inc. (0.78%, dated 03/31/17, due 04/03/17; proceeds $12,360; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 03/31/23; valued at $12,606)	12,359
7	Merrill Lynch & Co., Inc. (0.83%, dated 03/31/17, due 04/03/17; proceeds $7,116; fully collateralized by a U.S. Government agency security; 3.50% due 02/20/47; valued at $7,258)	7,116
		19,475
	Total Securities held as Collateral on Loaned Securities (Cost $154,359)	154,359

NUMBER OF SHARES (000)
	Investment Company (5.2%)
690	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $690,311)		690,311
	Total Short-Term Investments (Cost $844,670)		844,670

	Total Investments (Cost $10,151,352) (d)(e)	100.0%	13,279,381
	Liabilities in Excess of Other Assets	0.0 (f)	(3,820)
	Net Assets	100.0%	$13,275,561

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were $903,978 and $920,890, respectively. The Portfolio received cash collateral of $164,795, of which $154,359 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash collateral of $10,436, which is not reflected in the Portfolio of Investments. The remaining collateral of $756,095 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $218 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,823,883 and the aggregate gross unrealized depreciation is $695,854 resulting in net unrealized appreciation of $3,128,029.

(f)	Amount is less than 0.05%.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Summary of Investments • March 31, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$2,195,417		16.7%
Health Care Technology	1,353,702		10.3
Internet Software & Services	1,242,228		9.5
Capital Markets	971,091		7.4
Professional Services	953,347		7.3
Health Care Equipment & Supplies	927,866		7.1
Automobiles	851,041		6.5
Hotels, Restaurants & Leisure	830,776		6.3
Life Sciences Tools & Services	798,254		6.1
Investment Company	690,311		5.3
Information Technology Services	488,655		3.7
Semiconductors & Semiconductor Equipment	468,399		3.6
Aerospace & Defense	413,901		3.1
Multi-line Retail	329,532		2.5
Biotechnology	166,003		1.3
Construction Materials	128,331		1.0
Textiles, Apparel & Luxury Goods	124,111		0.9
Consumer Finance	122,630		0.9
Electronic Equipment, Instruments & Components	69,427		0.5
	$13,125,022	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • March 31, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$413,901	$—	$—	$413,901
Automobiles	851,041	—	—	851,041
Biotechnology	166,003	—	—	166,003
Capital Markets	971,091	—	—	971,091
Construction Materials	128,331	—	—	128,331
Consumer Finance	122,630	—	—	122,630
Electronic Equipment, Instruments & Components	69,427	—	—	69,427
Health Care Equipment & Supplies	927,866	—	—	927,866
Health Care Technology	1,353,702	—	—	1,353,702
Hotels, Restaurants & Leisure	830,776	—	—	830,776
Information Technology Services	488,655	—	—	488,655
Internet Software & Services	1,242,228	—	—	1,242,228
Life Sciences Tools & Services	798,254	—	—	798,254
Multi-line Retail	329,532	—	—	329,532
Professional Services	953,347	—	—	953,347
Semiconductors & Semiconductor Equipment	468,399	—	—	468,399
Software	2,195,417	—	—	2,195,417
Textiles, Apparel & Luxury Goods	124,111	—	—	124,111
Total Common Stocks	12,434,711	—	—	12,434,711
Short-Term Investments
Investment Company	825,195	—	—	825,195
Repurchase Agreements	—	19,475	—	19,475
Total Short-Term Investments	825,195	19,475	—	844,670
Total Assets	$13,259,906	$19,475	$—	$13,279,381

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stock	Preferred Stocks
Beginning Balance	$133,863	$13,001	$99,454
Purchases	—	—	—
Sales	(127,985)	(12,054)	(121,318)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	3,946	383	(54,271)
Realized gains (losses)	(9,824)	(1,330)	76,135
Ending Balance	$—	$—	$—

Change in unrealized depreciation from investments still held as of March 31, 2017	$—	$—	$—

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017